Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000020055
Account Value [Line Items]
Line Graph and Table Measure Name													Class VC
Accumulated Value	$ 10,000	$ 9,794	$ 9,767	$ 10,144	$ 10,413	$ 10,476	$ 10,592	$ 10,872	$ 11,034	$ 11,096	$ 11,051	$ 11,078		$ 11,213	$ 11,382	$ 11,533	$ 11,523	$ 11,636	$ 11,720	$ 11,749	$ 11,908	$ 11,936	$ 12,049	$ 12,162	$ 12,181	$ 12,246	$ 12,365	$ 12,207	$ 12,118	$ 12,098	$ 12,137	$ 12,108	$ 12,191	$ 12,341	$ 12,370	$ 12,042	$ 11,982	$ 11,754	$ 12,200	$ 12,369	$ 12,550	$ 12,688	$ 12,666	$ 12,995	$ 13,082	$ 13,145	$ 13,082	$ 13,113	$ 13,135	$ 13,324	$ 13,467	$ 13,379	$ 11,669	$ 12,144	$ 12,651	$ 12,883	$ 13,390	$ 13,610	$ 13,456	$ 13,533	$ 14,041	$ 14,297	$ 14,354	$ 14,491	$ 14,411	$ 14,572	$ 14,606	$ 14,720	$ 14,755	$ 14,835	$ 14,732	$ 14,846	$ 14,709	$ 14,765	$ 14,285	$ 14,105	$ 13,889	$ 13,481	$ 13,445	$ 12,785	$ 13,244	$ 13,040	$ 12,558	$ 12,751	$ 13,028	$ 12,875	$ 13,279	$ 13,001	$ 13,090	$ 13,153	$ 12,964	$ 13,115	$ 13,229	$ 13,140	$ 12,926	$ 12,774	$ 13,317	$ 13,719	$ 13,759	$ 13,799	$ 13,985	$ 13,812	$ 14,025	$ 14,091	$ 14,304	$ 14,530	$ 14,756	$ 14,570	$ 14,796	$ 14,641	$ 14,838	$ 14,936	$ 14,753	$ 14,669	$ 14,838	$ 15,176	$ 15,205	$ 15,472	$ 15,613	$ 15,740	$ 15,796	$ 15,860
C000020053
Account Value [Line Items]
Line Graph and Table Measure Name													Class VC
Accumulated Value	10,000	9,423	9,367	9,963	10,252	10,442	10,448	10,731	10,835	10,842	10,669	11,353		11,574	11,650	11,954	11,751	11,783	11,821	12,004	12,106	12,017	12,361	12,482	12,878	13,030	13,624	12,919	12,698	12,657	12,698	12,629	13,167	13,376	13,432	12,694	13,119	11,967	12,780	13,153	13,229	13,686	12,594	13,458	13,662	13,230	13,755	13,772	14,196	14,542	14,093	12,757	10,462	11,658	12,194	12,194	12,673	13,255	12,726	12,665	14,285	14,800	14,675	15,513	16,341	17,009	17,348	17,152	17,312	17,802	17,295	18,284	17,811	18,842	18,158	18,083	18,205	16,874	17,221	15,638	16,629	16,188	14,722	16,303	17,270	16,584	17,547	17,219	16,792	17,109	16,486	17,613	18,297	17,924	17,145	16,629	18,012	19,011	19,102	20,098	21,129	20,200	21,049	20,868	21,808	22,182	22,250	22,204	23,529	22,176	23,347	22,985	21,935	21,295	22,116	22,997	23,489	23,985	24,703	24,505	25,211	25,346
C000020057
Account Value [Line Items]
Line Graph and Table Measure Name													Class VC
Accumulated Value	10,000	9,150	9,133	9,790	9,806	10,135	10,051	10,470	10,369	10,318	9,920	10,259		10,123	10,572	10,724	10,817	11,071	11,317	11,376	11,486	11,622	11,860	12,090	12,431	12,443	13,065	12,679	12,679	12,556	12,986	12,995	13,342	13,927	14,007	12,722	13,138	12,083	13,317	14,182	14,435	14,989	14,412	15,358	15,611	15,328	15,127	15,505	16,225	16,477	16,819	15,731	13,200	15,224	16,870	17,401	18,757	19,443	19,342	19,545	21,909	22,966	22,519	23,329	22,603	23,916	22,980	24,321	24,908	25,614	24,461	25,816	24,518	24,449	21,038	20,788	20,770	18,591	17,787	16,877	18,767	17,969	16,373	17,293	17,867	16,495	17,498	17,068	17,662	17,089	17,457	18,419	18,808	17,846	16,700	15,452	17,416	18,255	18,849	20,711	21,100	19,811	20,138	20,588	19,893	20,773	21,735	22,451	25,603	23,842	25,521	23,003	20,486	22,021	24,661	26,135	26,769	27,670	28,979	29,123	27,710	26,928
C000087850
Account Value [Line Items]
Line Graph and Table Measure Name													Class VC
Accumulated Value	10,000	8,707	8,469	8,954	8,895	9,147	9,160	9,865	9,964	10,139	9,430	9,906		9,740	10,135	10,512	10,557	10,642	10,705	10,992	11,190	11,235	11,769	12,124	12,429	12,654	13,143	13,269	13,570	13,871	15,281	15,573	15,505	17,503	17,454	15,007	14,850	13,272	15,382	17,056	16,875	17,285	16,833	18,385	18,911	17,901	16,285	16,636	17,231	17,488	17,856	17,148	14,479	16,937	19,179	20,396	21,754	23,036	23,703	24,259	27,449	30,183	31,456	32,678	30,701	32,051	30,132	31,604	30,995	31,811	30,416	32,114	29,469	29,354	23,908	23,908	23,721	20,556	19,997	18,732	20,523	20,463	18,834	19,988	20,056	18,792	20,353	20,158	20,336	19,835	20,158	20,981	21,252	19,801	18,257	16,696	18,436	20,327	20,446	22,347	22,898	21,532	22,465	23,136	23,136	24,026	24,603	24,357	26,648	24,836	25,295	22,652	20,443	21,267	22,644	24,598	25,140	26,672	27,991	29,277	29,311	28,460
C000020054
Account Value [Line Items]
Line Graph and Table Measure Name													Class VC
Accumulated Value	10,000	9,838	9,926	10,603	10,647	10,868	11,125	11,293	11,249	11,204	10,953	11,360		11,510	11,590	12,043	12,011	12,146	12,337	12,314	12,399	12,391	12,729	12,970	13,565	13,711	14,353	13,591	13,335	13,283	13,437	13,506	14,099	14,418	14,635	13,666	14,211	13,071	13,769	14,360	14,622	15,058	14,292	15,204	15,504	15,534	15,849	15,780	16,135	16,527	16,372	15,005	13,245	14,736	15,585	15,782	16,610	17,621	17,287	16,860	18,549	19,075	18,532	19,086	19,894	20,862	21,181	21,384	21,957	22,637	21,395	23,036	22,799	23,962	22,402	21,716	22,331	20,711	20,794	19,576	21,247	20,409	18,711	20,324	21,574	20,715	21,370	20,910	21,231	21,705	21,217	22,486	22,992	22,922	21,840	21,432	23,217	24,097	24,573	25,911	26,684	25,421	26,714	27,487	28,200	29,098	29,547	29,412	30,879	29,433	30,240	30,304	28,736	28,609	29,987	31,207	31,799	32,364	33,429	33,510	34,090	34,136
C000020056
Account Value [Line Items]
Line Graph and Table Measure Name													Class VC
Accumulated Value	10,000	9,447	9,398	10,009	10,307	10,500	10,487	10,784	10,911	10,927	10,762	11,456		11,711	11,791	12,113	11,903	11,954	11,982	12,171	12,278	12,182	12,545	12,686	13,091	13,278	13,890	13,178	12,950	12,903	12,942	12,878	13,428	13,649	13,700	12,961	13,395	12,197	13,029	13,423	13,510	13,992	12,897	13,793	14,029	13,558	14,053	14,085	14,589	14,940	14,521	13,143	10,904	12,157	12,706	12,732	13,199	13,817	13,277	13,186	14,837	15,343	15,264	16,068	16,937	17,627	17,969	17,803	18,018	18,589	18,062	19,111	18,663	19,796	19,213	19,084	19,316	18,031	18,367	16,701	17,760	17,436	16,028	17,805	18,795	17,927	18,785	18,365	17,955	18,277	17,610	18,818	19,649	19,217	18,379	17,974	19,414	20,291	20,471	21,636	22,824	21,856	22,576	22,508	23,572	24,095	24,230	24,275	25,806	24,472	25,833	25,484	24,466	23,773	24,742	25,668	26,168	26,825	27,708	27,620	28,484	28,703
C000139705
Account Value [Line Items]
Line Graph and Table Measure Name													Class VC
Accumulated Value	10,000	9,986	9,979	10,111	10,194	10,201	10,270	10,318	10,332	10,360	10,367	10,325		10,347	10,382	10,418	10,432	10,468	10,489	10,496	10,532	10,561	10,561	10,568	10,561	10,573	10,551	10,537	10,551	10,544	10,581	10,595	10,605	10,649	10,649	10,634	10,656	10,695	10,779	10,824	10,908	10,946	11,007	11,076	11,091	11,152	11,159	11,190	11,205	11,236	11,322	11,354	10,637	10,937	11,102	11,267	11,362	11,409	11,401	11,433	11,527	11,587	11,612	11,628	11,628	11,660	11,685	11,693	11,701	11,701	11,701	11,676	11,652	11,660	11,569	11,486	11,337	11,246	11,263	11,114	11,221	11,147	10,965	10,924	11,031	11,070	11,215	11,155	11,249	11,300	11,266	11,223	11,294	11,328	11,311	11,311	11,473	11,629	11,700	11,674	11,727	11,709	11,808	11,861	11,995	12,102	12,191	12,138	12,209	12,227	12,292	12,376	12,404	12,460	12,497	12,600	12,619	12,731	12,787	12,834	12,890	12,948
C000087852
Account Value [Line Items]
Line Graph and Table Measure Name													Class VC
Accumulated Value	10,000	10,055	10,105	10,289	10,382	10,388	10,560	10,672	10,690	10,697	10,635	10,395		10,426	10,471	10,547	10,547	10,623	10,699	10,693	10,744	10,826	10,782	10,795	10,782	10,829	10,725	10,628	10,673	10,602	10,641	10,628	10,647	10,693	10,654	10,563	10,602	10,718	10,886	10,886	11,074	11,094	11,248	11,403	11,444	11,652	11,591	11,611	11,611	11,619	11,847	11,992	11,474	11,736	11,895	12,047	12,330	12,281	12,254	12,212	12,398	12,482	12,432	12,302	12,180	12,295	12,338	12,439	12,556	12,541	12,440	12,433	12,455	12,452	12,200	12,053	11,713	11,306	11,284	11,011	11,294	11,012	10,524	10,398	10,746	10,702	11,063	10,810	11,040	11,101	10,971	10,963	10,986	10,925	10,656	10,503	10,971	11,381	11,373	11,244	11,356	11,100	11,284	11,389	11,653	11,845	12,006	11,725	11,861	11,683	11,759	12,011	11,977	11,977	11,927	12,120	12,112	12,255	12,398	12,474	12,549	12,522
C000020060
Account Value [Line Items]
Line Graph and Table Measure Name													Class VC
Accumulated Value	10,000	9,334	9,334	10,180	10,361	10,619	10,558	10,908	10,969	11,003	10,804	11,484		11,639	11,831	12,032	11,927	12,045	12,027	12,109	12,190	11,878	12,115	12,222	12,422	12,434	12,703	12,155	12,211	12,262	12,404	12,328	12,688	12,886	12,825	11,658	11,846	10,565	11,655	12,049	11,974	12,448	11,347	12,134	12,316	11,779	12,300	12,258	12,587	12,957	12,580	11,368	9,000	10,184	10,692	10,823	11,113	11,277	10,813	11,026	12,696	13,280	13,275	14,184	15,138	16,009	16,097	15,772	15,784	16,136	15,723	16,539	16,065	17,091	16,274	16,371	16,481	15,359	15,737	14,133	15,232	14,836	13,500	14,935	15,814	15,174	16,259	15,963	15,418	15,536	14,911	16,154	16,738	16,500	15,746	15,131	16,480	17,514	17,555	18,506	19,477	18,424	19,137	18,696	19,676	20,085	20,350	20,153	21,569	20,124	20,991	20,360	19,348	18,693	19,310	19,933	20,252	20,734	21,074	20,876	21,564	21,543
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,629	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,423	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,230	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,629	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,423	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,230	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,629	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,423	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,230	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA U.S. High Yield Constrained Index
Accumulated Value	10,000	9,842	9,888	10,325	10,737	10,815	10,932	11,208	11,458	11,532	11,568	11,522		11,749	11,907	12,092	12,067	12,203	12,312	12,325	12,467	12,464	12,576	12,625	12,591	12,628	12,709	12,591	12,513	12,596	12,594	12,638	12,779	12,871	12,946	12,734	12,619	12,342	12,909	13,127	13,255	13,441	13,270	13,595	13,665	13,718	13,762	13,794	13,831	14,120	14,121	13,902	12,266	12,732	13,310	13,437	14,074	14,215	14,068	14,131	14,697	14,978	15,036	15,088	15,114	15,280	15,324	15,532	15,587	15,673	15,679	15,650	15,488	15,779	15,346	15,209	15,070	14,522	14,557	13,565	14,383	14,041	13,478	13,862	14,122	14,018	14,566	14,380	14,540	14,683	14,544	14,782	14,994	15,039	14,863	14,679	15,350	15,917	15,921	15,968	16,160	15,999	16,182	16,339	16,661	16,927	17,204	17,110	17,308	17,234	17,473	17,588	17,400	17,402	17,695	18,025	18,098	18,320	18,461	18,499	18,592	18,714
Lord Abbett Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000 Value Index
Accumulated Value	10,000	9,483	9,481	10,164	10,377	10,538	10,630	10,938	11,023	11,000	10,829	11,448		11,734	11,818	12,242	12,117	12,095	12,083	12,280	12,444	12,299	12,663	12,755	13,146	13,337	13,853	13,192	12,959	13,002	13,079	13,112	13,631	13,832	13,860	13,142	13,534	12,235	13,187	13,608	13,695	14,181	13,269	14,221	14,339	13,918	14,414	14,616	15,068	15,482	15,149	13,682	11,344	12,619	13,051	12,965	13,477	14,035	13,690	13,510	15,327	15,915	15,769	16,722	17,706	18,414	18,844	18,628	18,777	19,149	18,483	19,421	18,737	19,919	19,455	19,229	19,772	18,657	19,020	17,358	18,509	17,957	16,383	18,062	19,191	18,418	19,372	18,689	18,603	18,883	18,155	19,361	20,042	19,501	18,748	18,087	19,451	20,529	20,550	21,308	22,373	21,418	22,097	21,889	23,008	23,625	23,953	23,689	25,202	23,478	24,565	24,665	23,980	23,249	24,065	24,888	25,031	25,829	26,215	26,330	27,030	27,213
Lord Abbett Index: Russell 3000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Value Index
Accumulated Value	10,000	9,471	9,474	10,164	10,378	10,541	10,629	10,957	11,055	11,040	10,855	11,537		11,840	11,911	12,318	12,194	12,177	12,136	12,351	12,509	12,351	12,754	12,841	13,233	13,402	13,894	13,228	13,024	13,081	13,210	13,247	13,749	13,961	13,961	13,199	13,580	12,253	13,233	13,662	13,715	14,204	13,273	14,219	14,330	13,884	14,393	14,604	15,048	15,470	15,104	13,641	11,243	12,514	12,939	12,879	13,375	13,937	13,577	13,436	15,290	15,914	15,832	16,825	17,807	18,494	18,935	18,726	18,820	19,202	18,552	19,479	18,794	19,952	19,442	19,250	19,783	18,640	19,002	17,329	18,510	17,956	16,366	18,067	19,161	18,360	19,357	18,689	18,527	18,765	18,060	19,273	19,996	19,431	18,665	17,981	19,352	20,500	20,464	21,214	22,267	21,289	21,982	21,766	22,954	23,515	23,826	23,559	25,101	23,365	24,416	24,465	23,749	23,015	23,830	24,661	24,815	25,661	26,050	26,163	26,860	27,036
Lord Abbett Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,875	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Lord Abbett Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell Midcap Growth Index
Accumulated Value	10,000	9,243	9,388	10,058	10,052	10,217	10,215	10,721	10,689	10,684	10,250	10,696		10,733	11,091	11,410	11,473	11,643	11,921	11,956	12,156	12,242	12,588	12,940	13,373	13,445	14,206	13,760	13,737	13,607	14,116	14,171	14,475	15,309	15,244	13,735	14,084	12,806	14,278	15,115	15,319	16,008	15,087	16,146	16,523	16,222	16,038	16,335	17,148	17,348	17,511	16,303	13,872	16,044	17,656	18,070	19,513	20,044	19,763	19,788	22,445	23,522	23,444	23,844	23,389	24,703	24,326	25,979	26,246	27,094	25,781	27,589	26,423	26,516	23,094	22,814	23,180	20,570	19,774	18,296	20,535	19,862	18,176	19,605	20,671	19,431	21,126	20,918	21,206	20,899	20,912	22,528	23,210	22,444	21,351	20,262	22,733	24,457	24,325	26,154	26,779	25,224	25,493	25,919	26,076	26,724	27,614	28,097	31,842	29,862	31,768	29,958	27,736	28,668	31,416	32,785	33,451	33,785	33,696	33,602	32,889	32,448
Lord Abbett Index: Russell Midcap Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell Midcap Index
Accumulated Value	10,000	9,345	9,450	10,224	10,333	10,502	10,550	11,031	11,004	11,026	10,676	11,252		11,380	11,654	11,984	11,966	12,058	12,168	12,289	12,470	12,373	12,716	12,928	13,363	13,487	13,995	13,417	13,425	13,405	13,709	13,804	14,147	14,587	14,493	13,289	13,616	12,265	13,589	14,172	14,294	14,838	13,927	14,884	15,096	14,666	14,955	15,112	15,652	16,012	15,883	14,504	11,677	13,354	14,293	14,550	15,405	15,946	15,636	15,736	17,911	18,750	18,700	19,742	20,276	21,309	21,480	21,796	21,964	22,522	21,594	22,879	22,082	22,984	21,291	21,138	21,679	20,009	20,025	18,026	19,806	19,184	17,406	18,951	20,090	19,004	20,583	20,083	19,775	19,671	19,121	20,717	21,538	20,791	19,747	18,760	20,680	22,278	21,961	23,188	24,194	22,887	23,540	23,384	24,486	24,982	25,538	25,401	27,642	25,697	26,790	26,028	24,822	24,566	25,970	26,940	27,439	28,125	28,375	28,140	28,498	28,420
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000 Growth Index
Accumulated Value	10,000	8,917	8,853	9,532	9,627	9,886	9,841	10,484	10,596	10,748	10,080	10,982		11,132	11,313	11,590	11,727	11,943	11,835	12,242	12,346	12,332	13,003	13,205	13,584	13,599	14,129	13,727	13,912	13,926	14,802	14,918	15,175	16,119	15,742	13,750	13,965	12,334	13,758	14,646	14,448	14,888	13,784	14,845	14,990	14,343	14,226	14,630	15,492	15,847	15,672	14,541	11,764	13,516	14,793	15,362	15,889	16,822	16,461	16,586	19,511	21,335	22,363	23,102	22,375	22,863	22,210	23,251	22,404	22,812	21,937	22,964	21,843	21,939	18,999	19,082	19,169	16,817	16,500	15,478	17,211	17,049	15,516	16,988	17,265	16,157	17,764	17,571	17,138	16,939	16,942	18,347	19,204	18,205	17,004	15,692	17,121	19,171	18,556	20,064	20,625	19,037	20,056	20,023	21,662	21,422	21,707	21,419	24,045	22,077	22,775	21,233	19,623	19,497	20,749	21,971	22,345	23,666	24,650	25,447	25,273	24,949
Lord Abbett Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000 Value Index
Accumulated Value	10,000	9,483	9,481	10,164	10,377	10,538	10,630	10,938	11,023	11,000	10,829	11,448		11,734	11,818	12,242	12,117	12,095	12,083	12,280	12,444	12,299	12,663	12,755	13,146	13,337	13,853	13,192	12,959	13,002	13,079	13,112	13,631	13,832	13,860	13,142	13,534	12,235	13,187	13,608	13,695	14,181	13,269	14,221	14,339	13,918	14,414	14,616	15,068	15,482	15,149	13,682	11,344	12,619	13,051	12,965	13,477	14,035	13,690	13,510	15,327	15,915	15,769	16,722	17,706	18,414	18,844	18,628	18,777	19,149	18,483	19,421	18,737	19,919	19,455	19,229	19,772	18,657	19,020	17,358	18,509	17,957	16,383	18,062	19,191	18,418	19,372	18,689	18,603	18,883	18,155	19,361	20,042	19,501	18,748	18,087	19,451	20,529	20,550	21,308	22,373	21,418	22,097	21,889	23,008	23,625	23,953	23,689	25,202	23,478	24,565	24,665	23,980	23,249	24,065	24,888	25,031	25,829	26,215	26,330	27,030	27,213
Lord Abbett Index: S&P 500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Value Index
Accumulated Value	10,000	9,512	9,564	10,220	10,435	10,531	10,624	10,913	10,977	10,936	10,771	11,449		11,740	11,818	12,273	12,126	12,118	12,080	12,309	12,478	12,333	12,737	12,884	13,320	13,543	14,105	13,332	13,059	13,125	13,159	13,242	13,779	13,966	14,019	13,272	13,622	12,331	13,388	13,689	13,834	14,405	13,314	14,390	14,644	14,265	14,798	15,190	15,776	16,268	15,838	14,332	12,146	13,446	13,875	13,743	14,245	14,755	14,402	14,114	15,931	16,489	16,228	17,188	18,264	18,946	19,404	19,176	19,328	19,660	19,014	19,887	19,239	20,594	20,260	19,969	20,561	19,561	19,882	18,245	19,323	18,774	17,183	19,159	20,314	19,519	20,885	20,264	20,528	20,880	20,482	21,891	22,638	22,018	20,995	20,633	22,608	23,858	23,929	24,658	25,780	24,671	25,405	25,239	26,437	27,219	27,524	27,174	28,743	26,790	27,565	27,682	26,864	25,905	26,685	27,669	27,914	28,875	29,383	29,714	30,217	30,323
Lord Abbett Index: ICE BofA 1–3 Year U.S. Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA 1–3 Year U.S. Corporate Index
Accumulated Value	10,000	10,027	10,037	10,122	10,163	10,165	10,227	10,250	10,253	10,261	10,266	10,222		10,239	10,268	10,303	10,311	10,337	10,366	10,373	10,414	10,435	10,436	10,446	10,423	10,434	10,416	10,393	10,394	10,404	10,443	10,443	10,468	10,511	10,519	10,521	10,530	10,603	10,678	10,715	10,799	10,834	10,895	10,972	10,985	11,068	11,081	11,130	11,140	11,179	11,243	11,308	10,992	11,253	11,382	11,474	11,531	11,560	11,559	11,580	11,619	11,644	11,651	11,656	11,646	11,670	11,695	11,686	11,705	11,710	11,707	11,669	11,651	11,643	11,556	11,467	11,276	11,193	11,258	11,162	11,247	11,183	11,021	10,997	11,143	11,177	11,295	11,224	11,323	11,392	11,373	11,358	11,436	11,471	11,464	11,490	11,658	11,813	11,876	11,852	11,914	11,891	11,988	12,048	12,202	12,317	12,430	12,375	12,429	12,457	12,522	12,612	12,663	12,735	12,757	12,850	12,868	12,982	13,038	13,083	13,145	13,197
Lord Abbett Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Universal Index
Accumulated Value	10,000	10,110	10,182	10,307	10,377	10,385	10,568	10,655	10,667	10,669	10,598	10,360		10,391	10,428	10,508	10,505	10,592	10,674	10,664	10,718	10,810	10,772	10,785	10,769	10,816	10,712	10,610	10,664	10,593	10,651	10,635	10,657	10,710	10,664	10,575	10,622	10,789	10,937	10,949	11,147	11,163	11,334	11,494	11,528	11,789	11,738	11,776	11,773	11,791	12,003	12,182	11,944	12,184	12,297	12,400	12,618	12,545	12,522	12,478	12,641	12,684	12,604	12,442	12,297	12,401	12,448	12,539	12,664	12,656	12,548	12,538	12,553	12,544	12,269	12,102	11,777	11,338	11,401	11,173	11,454	11,156	10,675	10,558	10,952	10,914	11,253	10,977	11,234	11,303	11,185	11,168	11,179	11,112	10,847	10,684	11,165	11,588	11,561	11,422	11,534	11,264	11,451	11,556	11,818	11,992	12,157	11,881	12,006	11,824	11,896	12,142	12,139	12,182	12,120	12,309	12,291	12,439	12,570	12,654	12,730	12,721
Lord Abbett Index: Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell Midcap Value Index
Accumulated Value	10,000	9,447	9,514	10,392	10,615	10,789	10,887	11,349	11,324	11,372	11,096	11,790		12,000	12,202	12,543	12,451	12,475	12,436	12,621	12,788	12,549	12,892	12,995	13,435	13,601	13,913	13,228	13,261	13,326	13,471	13,580	13,949	14,139	14,027	13,017	13,329	11,930	13,158	13,576	13,644	14,094	13,189	14,080	14,197	13,696	14,252	14,328	14,710	15,158	14,863	13,391	10,352	11,734	12,278	12,417	13,003	13,518	13,211	13,334	15,207	15,910	15,874	17,104	17,987	18,857	19,229	19,005	19,123	19,532	18,813	19,815	19,213	20,419	19,547	19,456	20,047	18,856	19,218	17,105	18,578	18,009	16,262	17,799	18,924	17,962	19,413	18,791	18,199	18,201	17,393	18,902	19,725	19,027	18,059	17,164	18,783	20,246	19,884	20,833	21,911	20,765	21,510	21,166	22,445	22,868	23,299	23,006	24,699	22,892	23,697	23,265	22,409	21,853	22,806	23,607	24,030	24,751	25,066	24,814	25,406	25,421
Lord Abbett Index: S&P MidCap 400 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P MidCap 400 Value Index
Accumulated Value	$ 10,000	$ 9,445	$ 9,657	$ 10,636	$ 10,819	$ 10,973	$ 11,026	$ 11,477	$ 11,522	$ 11,524	$ 11,283	$ 12,409		$ 12,653	$ 12,827	$ 13,082	$ 12,989	$ 12,986	$ 12,788	$ 13,062	$ 13,188	$ 12,915	$ 13,488	$ 13,623	$ 14,129	$ 14,211	$ 14,399	$ 13,670	$ 13,784	$ 13,874	$ 14,461	$ 14,522	$ 14,836	$ 15,215	$ 15,069	$ 13,732	$ 14,128	$ 12,524	$ 13,989	$ 14,540	$ 14,280	$ 14,960	$ 13,515	$ 14,636	$ 14,800	$ 14,005	$ 14,701	$ 14,897	$ 15,312	$ 15,790	$ 15,138	$ 13,526	$ 10,249	$ 11,719	$ 12,339	$ 12,477	$ 12,818	$ 13,307	$ 12,728	$ 13,173	$ 15,357	$ 16,379	$ 16,569	$ 18,149	$ 19,398	$ 20,331	$ 20,724	$ 20,142	$ 20,105	$ 20,588	$ 19,820	$ 20,698	$ 20,206	$ 21,400	$ 20,552	$ 20,811	$ 21,271	$ 19,862	$ 20,288	$ 18,402	$ 20,094	$ 19,521	$ 17,664	$ 19,701	$ 20,975	$ 19,916	$ 22,186	$ 21,566	$ 20,417	$ 20,198	$ 19,467	$ 21,341	$ 22,296	$ 21,460	$ 20,226	$ 19,037	$ 20,857	$ 22,981	$ 22,270	$ 22,702	$ 23,928	$ 22,481	$ 23,532	$ 23,085	$ 24,831	$ 24,989	$ 25,281	$ 25,269	$ 27,506	$ 25,673	$ 26,689	$ 25,876	$ 24,723	$ 23,645	$ 24,717	$ 25,645	$ 25,904	$ 27,095	$ 27,062	$ 26,706	$ 27,525	$ 27,619